Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2023
Land and Land Improvements [Abstract]
Summary of Land Use Rights And Related Accumulated Amortization
Land use rights and related accumulated amortization consisted of the following:

	As of December 31,
	2022	2023
Land use rights	2,822,757	2,913,098
Less: Accumulated amortization	(74,903)	(123,731)

Total land use rights, net	2,747,854	2,789,367